Revenues	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenues
10.	Revenues
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six-month period ended June 30, 2025	Six-month period ended June 30, 2026
Time charter revenues	4,462,503	8,181,935
Voyage charter revenues	14,087,390	25,186,729
Other income	858,112	2,251,739

Total	19,408,005	35,620,403
The Company generates its revenues from time charters and voyage charters. A significant portion of the voyage hire is typically paid upon the completion of the voyage.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the six-month period ended June 30, 2026 was $4,659,783 and is included within “Voyage charter revenues” in the above table, while for the time charters hire is payable in advance.
As of December 31, 2025 and June 30, 2026, receivables from the Company’s voyage charters amounted to $3,077,724 and $9,594,901, respectively.
As of December 31, 2025 and June 30, 2026, the Company recognized $282,992 and $234,443, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the unaudited interim condensed consolidated balance sheets.
As of December 31, 2025 and June 30, 2026, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $3,490,200 and $3,305,568, respectively. The Company recognized the undelivered performance obligation as of December 31, 2025 as revenues in the first quarter of 2026. The Company will recognize the undelivered performance obligation as of June 30, 2026 as revenues in the third quarter of 2026.
The Company’s time charters have a duration of up to 2 months. As of June 30, 2026, the time charters under which the Company’s vessels were employed had a remaining term of less than 2 months.